FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present the fair values of the Company’s assets and liabilities remeasured at fair value as of December 31, 2022 and December 31, 2021.

		Fair Value Measurements as of December 31, 2022 Using
	Balance Sheet Classification	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Foreign currency forward contracts:		(U.S. Dollars in thousands)
	Other receivables, net	$—	$1,366	$—	$1,366
	Accrued liabilities	—	(5,932)	—	(5,932)
Bunker fuel hedges:	Accrued liabilities	—	(3,396)	—	(3,396)
Interest rate swap contracts:	Other assets	—	59,104	—	59,104
Rabbi Trust investments:
	Short-term investments	—	—	5,367	5,367
	Long-term investments	—	—	16,498	16,498
Contingent consideration:
	Contingent consideration	—	—	(1,791)	(1,791)
	Contingent consideration, less current portion	—	—	(5,022)	(5,022)
Total		$—	$51,142	$15,052	$66,194

		Fair Value Measurements as of December 31, 2021 Using
	Balance Sheet Classification	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Foreign currency forward contracts:		(U.S. Dollars in thousands)
	Other receivables, net	$—	$2,385	$—	$2,385
	Accrued liabilities	—	(800)	—	(800)
Bunker fuel hedges:	Other receivables, net	—	1,023	—	1,023
Interest rate swap contracts:	Other assets	—	10,102	—	10,102
Rabbi Trust investments:
	Short-term investments	—	—	6,115	6,115
	Long-term investments	—	—	23,433	23,433
Contingent consideration:
	Contingent consideration	—	—	(2,958)	(2,958)
	Contingent consideration, less current portion	—	—	(4,302)	(4,302)
Total		$—	$12,710	$22,288	$34,998

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The table below sets forth a summary of changes in the fair value of the Level 3 investments, excluding contingent consideration and pension assets, for the years ended December 31, 2022 and December 31, 2021:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(U.S. Dollars in thousands)
Balance as of December 31, 2020	$406
Additions from the acquisition of Legacy Dole	29,574
Transfers out of Level 3 investments	(406)
Net realized and unrealized losses recognized in earnings	(286)
Plan contributions	1,210
Plan distributions	(950)
Balance as of December 31, 2021	$29,548
Net realized and unrealized losses recognized in earnings*	(3,835)
Plan contributions	458
Plan distributions	(4,306)
Balance as of December 31, 2022	$21,865
* Net amount comprised realized losses of $0.1 million and unrealized losses of $3.7 million recorded in other income (expense), net, in the consolidated statements of operations.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The table below sets forth a summary of changes in the fair value of the Level 3 contingent consideration for the years ended December 31, 2022 and December 31, 2021:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(U.S. Dollars in thousands)
Balance as of December 31, 2020	$(10,698)
Additions	(944)
Payments	5,031
Remeasurement loss	(1,036)
Foreign exchange impact	387
Balance as of December 31, 2021	$(7,260)
Additions	(2,907)
Payments	2,909
Remeasurement gain	14
Foreign exchange impact	431
Balance as of December 31, 2022	$(6,813)

Fair Value, Liabilities Measured on Recurring Basis
The carrying values for Term Loan A and Term Loan B, net of debt discounts and debt issuance costs, and gross estimated fair values of Dole’s debt based on Level 2 inputs in the fair value hierarchy are summarized below:

	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Carrying Value	$806,326	$815,764
Estimated Fair Value	$795,039	$833,637